OTHER LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
OTHER LIABILITIES [Abstract]
Venture agreement net terminal obligation		$ 290	$ 284
Employee benefit obligations		289	270
Taxes		76	74
Other		113	114
Total		768	742
Interest in the joint venture by venture partner		20.00%	20.00%
Agreement term		20 years
Venture agreement renewal option		10 years
Proceeds from sale-leasebacks, net of transaction costs	108	0	135	0
Lease term	15 years
Deferred gain on sale-lease back, noncurrent portion		$ 43	$ 47